ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE SPIRIT®
THE COMMODORE ADVANTAGE®
AND THE COMMODORE INDEPENDENCE®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
SUPPLEMENT DATED DECEMBER 8, 2006
TO SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2006
We have received approval from the Securities and Exchange Commission to substitute shares of the portfolios (the “Old Portfolios”) in which the Closed Subaccounts invest with shares of other portfolios (the “New Portfolios”).

Old Portfolio	New Portfolio
Related Closed Subaccount	Related Open Subaccount

Old Mutual Growth II Portfolio	American Century VP VistaSM Fund—Class I
(Old Mutual Growth II Portfolio Subaccount)	(American Century VP VistaSM Fund Subaccount)
Old Mutual Large Cap Growth Portfolio	American Century VP UltraSM Fund—Class I
(Old Mutual Large Cap Growth Portfolio Subaccount)	(American Century VP UltraSM Fund Subaccount)
Old Mutual Mid-Cap Portfolio	American Century VP Mid Cap Value Fund—Class I
(Old Mutual Mid-Cap Portfolio Subaccount)	(American Century VP Mid Cap Value Fund Subaccount)
Old Mutual Select Value Portfolio	American Century VP Large Company Value Fund—Class I
(Old Mutual Select Value Portfolio Subaccount)	(American Century VP Large Company Value Fund Subaccount)
Old Mutual Columbus Circle Technology and Communications Portfolio	Dreyfus IP Technology Growth Portfolio—Initial Shares
(Old Mutual Columbus Circle Technology and Communications Portfolio Subaccount)	(Dreyfus IP Technology Growth Portfolio Subaccount)
DWS Equity 500 Index VIP	Dreyfus Stock Index Fund, Inc.—Initial Shares
(DWS Equity 500 Index VIP Subaccount)	(Dreyfus Stock Index Fund, Inc. Subaccount)
Van Kampen UIF Emerging Markets Equity Portfolio—Class I	Janus Aspen Series International Growth Portfolio—Institutional Shares
(Van Kampen UIF Emerging Markets Equity Portfolio Subaccount)	(Janus Aspen Series International Growth Portfolio Subaccount)
Wells Fargo Advantage VT Discovery FundSM	American Century VP VistaSM Fund—Class I
(Wells Fargo Advantage VT Discovery FundSM Subaccount)	(American Century VP VistaSM Fund Subaccount)
Wells Fargo Advantage VT Opportunity FundSM	AIM V.I. Capital Development Fund—Series I Shares
(Wells Fargo Advantage VT Opportunity FundSM Subaccount)	(AIM V.I. Capital Development Fund Subaccount)
As of December 27, 2006, the Separate Account will no longer offer the nine Closed Subaccounts listed in the table to any Contract Owners, these nine Closed Subaccounts will no longer be available to you as investment options, and you will not be able to allocate purchase payments or transfer amounts to these nine Closed Subaccounts.
On December 27, 2006, we will automatically redeem shares of the Old Portfolio that are held by the related Closed Subaccount and we will use the proceeds to buy shares of the New Portfolio through the related Open Subaccount. We will purchase the class of shares of each New Portfolio that is identified in the table.